Segment Information - Schedule of Segment Information (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Total assets
Total assets	$ 45,708,723	$ 89,002,243
Total Property and equipment, net
Total Property and equipment, net	729,148	1,462,795
Trucking services [Member]
Total assets
Total assets	35,411,783	68,400,751
Total Property and equipment, net
Total Property and equipment, net	729,148	843,984
Car owner services [Member]
Total assets
Total assets	8,438,663	19,447,401
Liquor distribution [Member]
Total assets
Total assets	1,858,277	1,154,091
Total Property and equipment, net
Total Property and equipment, net		$ 618,811